EMPLOYEE BENEFIT PLANS (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
EMPLOYEE BENEFIT PLANS [Abstract]
Change in Benefit Obligation
(dollars in millions)	2019	2018
Change in Benefit Obligation
Beginning balance	$2,581	$2,822
Service cost	31	33
Interest cost	67	64
Actuarial (gain) loss	351	(110)
Benefits paid	(132)	(114)
Net settlement, curtailment and special termination benefits	(38)	(8)
Other	25	(106)
Ending balance	$2,885	$2,581

Change in Plan Assets
Change in Plan Assets
Beginning balance	$2,635	$3,000
Actual return on plan assets	381	(162)
Employer contributions	36	45
Benefits paid	(132)	(114)
Settlements	(14)	(7)
Other	47	(127)
Ending balance	$2,953	$2,635

Funded Status
Funded Status
Fair value of plan assets	$2,953	$2,635
Benefit obligations	(2,885)	(2,581)
Funded status of plan	$68	$54

Amounts Recognized in Balance Sheet
(dollars in millions)	2019	2018

Amounts Recognized in the Combined Balance Sheets Consist of
Noncurrent assets	$488	$442
Current liability	(9)	(16)
Noncurrent liability	(411)	(372)
Net amount recognized	$68	$54

Amounts Recognized in Accumulated Other Comprehensive Loss
Amounts Recognized in Accumulated Other Comprehensive Loss Consist of
Net actuarial loss	$577	$482
Prior service cost	15	11
Net amount recognized	$592	$493

Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Information for pension plans with accumulated benefit obligations in excess of plan assets:

(dollars in millions)	2019	2018
Projected benefit obligation	$549	$501
Accumulated benefit obligation	506	463
Fair value of plan assets	137	125

Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Information for pension plans with projected benefit obligations in excess of plan assets:

(dollars in millions)	2019	2018
Projected benefit obligation	$690	$616
Accumulated benefit obligation	630	564
Fair value of plan assets	270	228

Net Periodic Pension Benefit
The components of the net periodic pension benefit are as follows:

(dollars in millions)	2019	2018	2017
Pension Benefits:
Service cost	$31	$33	$34
Interest cost	67	64	65
Expected return on plan assets	(154)	(170)	(160)
Amortization of prior service cost	2	1	2
Recognized actuarial net loss	9	16	14
Net settlement, curtailment and special termination benefits loss (gain)	4	1	(3)
Net periodic pension benefit – employer	$(41)	$(55)	$(48)

Changes in Plan Assets and Benefit Obligations Recognized Other Comprehensive Loss
Other changes in plan assets and benefit obligations recognized in other comprehensive loss in 2019 are as follows:

(dollars in millions)	2019
Current year actuarial loss	$112
Amortization of actuarial loss	(9)
Amortization of prior service cost	(2)
Net settlement and curtailment gain	(4)
Other	2
Total recognized in other comprehensive loss	$99
Net recognized in net periodic pension benefit and other comprehensive loss	$58

Accumulated Other Comprehensive Loss Net Periodic Pension Benefit
The estimated amount that will be amortized from accumulated other comprehensive loss into net periodic pension benefit in 2020 is as follows:

(dollars in millions)
Net actuarial loss	$18
Prior service cost	1
$19

Assumptions in Benefit Obligation and Net Cost Pension Plans
Major assumptions used in determining the benefit obligation and net cost for pension plans are presented in the following table as weighted-averages:

	Benefit Obligation		Net Cost
(dollars in millions)	2019	2018	2019	2018	2017
Discount rate
Projected benefit obligation	2.0%	2.8%	2.8%	2.5%	2.7%
Interest cost(1)	—	—	2.7%	2.4%	2.5%
Service cost(1)	—	—	3.2%	2.8%	3.1%
Salary scale	3.4%	3.0%	3.0%	3.0%	2.6%
Expected return on plan assets	—	—	5.6%	6.0%	6.2%

Note (1)
The 2019 and 2018 discount rates used to measure the service cost and interest cost applies to our significant plans. The projected benefit obligation discount rate is used for the service cost and interest cost measurements for non-significant plans.

Fair Values of Pension Plan Assets by Asset Category
The fair values of pension plan assets at December 31, 2019 and 2018 by asset category are as follows:

(dollars in millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Subject to Leveling	Total
Asset Category
Public Equities:
Global Equities	$29	$—	$—	$—	$29
Global Equity Commingled Funds(1)	—	141	—	—	141
Enhanced Global Equities(2)	3	3	—	—	6
Global Equity Funds at net asset value(8)	—	—	—	927	927
Private Equities(3),(8)	—	—	2	10	12
Fixed income securities:
Governments	8	35	—	—	43
Corporate Bonds	—	169	—	—	169
Fixed income securities(8)	—	—	—	1,449	1,449
Real Estate(4),(8)	—	3	12	6	21
Other(5),(8)	—	68	—	23	91
Cash & cash equivalents(6),(8)	—	3	—	44	47
Subtotal	$40	$422	$14	$2,459	$2,935
Other Assets & Liability(7)					18
Total at December 31, 2019					$2,953

Public Equities:
Global Equities	$22	$—	$—	$—	$22
Global Equity Commingled Funds(1)	1	115	—	—	116
Enhanced Global Equities(2)	1	4	—	—	5
Global Equity Funds at net asset value(8)	—	—	—	815	815
Private Equities(3),(8)	—	—	1	9	10
Fixed income securities:
Governments	13	28	—	—	41
Corporate Bonds	—	136	—	—	136
Fixed income securities(8)	—	—	—	1,323	1,323
Real Estate(4),(8)	—	3	10	13	26
Other(5),(8)	—	63	—	18	81
Cash & cash equivalents(6),(8)	—	7	—	37	44
Subtotal	$37	$356	$11	$2,215	$2,619
Other Assets & Liability(7)					16
Total at December 31, 2018					$2,635

Note (1)	Represents commingled funds that invest primarily in common stocks.

Note 2
Represents enhanced equity separate account and commingled fund portfolios. A portion of the portfolio may include long-short market neutral and relative value strategies that invest in publicly traded, equity and fixed income securities, as well as derivatives of equity and fixed income securities and foreign currency.

Note 3	Represents limited partner investments with general partners that primarily invest in debt and equity.

Note 4	Represents investments in real estate including commingled funds and directly held properties.

Note 5	Represents insurance contracts and global balanced risk commingled funds consisting mainly of equity, bonds and some commodities.

Note 6	Represents short-term commercial paper, bonds and other cash or cash-like instruments.

Note 7	Represents trust receivables and payables that are not leveled.

Note 8
In accordance with ASU 2015-07, Fair Value Measurement (Topic 820), certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension benefits plan assets.

Multiemployer Plans
The pension and post-retirement expense and benefits were as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(dollars in millions)	2020	2019	2020	2019
Service cost	$—	$4	$—	$13
Non-service pension benefit	—	(20)	(2)	(59)
Total net periodic benefit	$—	$(16)	$(2)	$(46)

Our participation in these plans for the annual periods ended December 31 is outlined in the table below. Unless otherwise noted, the most recent Pension Protection Act (“PPA”) zone status available in 2019 and 2018 is for the plan’s year-end at December 31, 2018, and December 31, 2017, respectively. The zone status is based on information that we received from the plan and is certified by the plan’s actuary. Our significant plan is in the green zone which represents a plan that is at least 80% funded and does not require a financial improvement plan (“FIP”) or a rehabilitation plan (“RP”).

(dollars in millions)	EIN/ Pension Plan Number	Zone Status		FIP/ RP Status Pending/ Implemented	Contributions		Surcharge Imposed	Expiration Date of Collective- Bargaining Agreement
Pension Fund		2019	2018		2019	2018
Metal and technology industry pension plan	N/A	Green	Green	No	$6	$6	No	September 30, 2021
Other funds					14	15
					$20	$21

The amounts for pension and retirement expenses for the year ended December 31, 2019, 2018 and 2017 were as follows:

(dollars in millions)	2019	2018	2017
Service cost	$18	$22	$23
Non-service pension cost	(81)	(80)	(57)
	$(63)	$(58)	$(34)

Transactions Under all Long-Term Incentive Plans
Carrier LTIP activity for the nine months ended September 30, 2020 was as follows:

	Stock Options and Stock Appreciation Rights		Performance Share Units		Restricted Share Units
(shares and units in thousands)	Shares	Average Price [1]	Units	Average Price [2]	Units	Average Price [2]
Outstanding as of April 3, 2020 [3]	36,015	$19.90	68	$21.23	5,622	$21.37
Granted	3,753	$16.62	728	$18.23	443	$18.98
Exercised	(984)	$15.52	—	$—	(116)	$20.42
Forfeited/Cancelled	(509)	$22.73	(22)	$19.25	(108)	$22.25
Outstanding as of September 30, 2020	38,275	$19.66	774	$18.48	5,841	$21.27

[1] Weighted-average exercise price
[2] Weighted-average grant date fair value
[3] Effective date of conversion upon the Separation

The following table summarizes outstanding Carrier LTIP awards that are vested and expected to vest (adjusted for expected forfeitures) and that are exercisable at September 30, 2020:

	Equity Awards Vested and Expected to Vest				Equity Awards That Are Exercisable
(shares and units in thousands; aggregate intrinsic value in dollars in thousands)	Awards	Average Price [1]	Aggregate Intrinsic Value	Remaining Life [2]	Awards	Average Price [1]	Aggregate Intrinsic Value	Remaining Life [2]
Stock Options/ Stock Appreciation Rights	36,868	$19.61	$403,105	6.7	16,173	$16.97	$219,447	4.2
Performance Share Units/ Restricted Stock Units	6,291	$20.96	$192,116	1.8

[1] Weighted-average exercise price per share
[2] Weighted-average remaining contractual term in years for stock options and stock appreciation rights; weighted-average remaining vesting period in years for performance share units and restricted stock units

A summary of the transactions under all long-term incentive plans that UTC granted to Carrier employees for the year ended December 31, 2019 follows:

	Stock Options		Stock Appreciation Rights		Performance Share Units		Other Incentive
(shares and units in thousands)	Shares	Average Price*	Shares	Average Price*	Units	Average Price*	Shares/ Units
Outstanding at
December 31, 2018	71	$85.86	5,635	$100.16	289	$110.59	499
Granted	2	133.19	1,673	124.37	142	121.79	219
Ancillary**	—	—	—	—	18	95.53	—
Exercised/earned	(35)	87.18	(1,658)	89.30	(155)	95.54	(211)
Cancelled	(1)	110.83	(157)	120.41	(25)	112.39	(35)
Net Transfers(1)	(1)	95.23	665	105.29	93	108.91	121
December 31, 2019	36	$91.06	6,158	$109.71	362	$120.16	593

*	Weighted-average grant/exercise price

**	Ancillary shares granted based on actual performance achieved on the 2016 award

Note (1)	Represents net activity related to employee movement between UTC business units and other miscellaneous adjustments.

The following table summarizes information about equity awards outstanding for Carrier employees that are vested and expected to vest and equity awards outstanding that are exercisable at December 31, 2019:

	Equity Awards Vested and Expected to Vest						Equity Awards That Are Exercisable
(shares in thousands; aggregate intrinsic value in millions)	Awards	Average Price*	Aggregate Intrinsic Value	Remaining Term**	Awards	Average Price*	Aggregate Intrinsic Value	Remaining Term**
Stock Options/Stock Appreciation rights	6,083	$109.31	$246	6.1 years	3,333	$98.4	$171	4.3 years
Performance Share Units/ Restricted Stock	1,006	$—	$151	1.7 years

*	Weighted-average exercise price per share

**	Weighted-average contractual remaining term in years

Valuation Assumptions
The fair value of stock appreciation rights is estimated on the date of grant using a binomial model. The following assumptions were used in the binomial model for the nine months ended September 30, 2020:

For the Nine Months Ended September 30, 2020
Volatility	35.6%
Expected life (in years)	7.0
Expected dividend yield	2.0%
Range of risk-free rate	0.1% - 1.0%

The fair value of each option award is estimated on the date of grant using a binomial lattice model. The following table indicates the assumptions used in estimating fair value for the years ended December 31, 2019 and 2018. These assumptions represent those utilized by UTC and are not necessarily indicative of assumptions that would be used by Carrier as a stand-alone company. Lattice-based option models incorporate ranges of assumptions for inputs; those ranges are as follows:

	2019	2018	2017
Expected volatility	18.8% - 19.7%	17.5% - 21.1%	19%
Weighted-average volatility	20%	18%	19%
Expected term (in years)	6.5 - 6.6	6.5-6.6	6.5
Expected dividend yield	2.4%	2.2%	2.4%
Risk-free rate	2.3% - 2.7%	1.3% - 2.7%	0.5% - 2.5%